UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Diversified International Equity Fund
	Shares	Value ($)
Common Stocks 88.2%
Australia 3.8%
AGL Energy Ltd.	20,172	314,243
Asciano Ltd.	36,068	66,026
Australia & New Zealand Banking Group Ltd.	3,616	82,606
BHP Billiton Ltd.	4,759	217,698
Brambles Ltd.	16,401	124,680
Cochlear Ltd.	809	63,004
Commonwealth Bank of Australia	1,944	105,075
Crown Ltd.	11,044	108,111
CSL Ltd.	5,799	195,673
Fairfax Media Ltd. (a)	50,627	48,961
Foster's Group Ltd.	8,025	44,490
Leighton Holdings Ltd.	1,931	44,717
National Australia Bank Ltd. (a)	3,004	79,062
Newcrest Mining Ltd.	1,515	65,734
Origin Energy Ltd.	7,150	115,230
QBE Insurance Group Ltd.	1,905	34,274
QR National Ltd.*	17,104	63,151
Rio Tinto Ltd.	870	76,214
Santos Ltd.	6,285	88,961
Sonic Healthcare Ltd.	4,722	63,074
SP Ausnet	57,595	58,135
TABCORP Holdings Ltd.	15,831	55,937
Tatts Group Ltd.	45,213	115,136
Telstra Corp., Ltd.	98,386	322,983
Toll Holdings Ltd.	12,446	61,845
Transurban Group (Units)	17,417	97,835
Wesfarmers Ltd.	3,273	105,283
Westfield Group (REIT) (Units)	5,187	45,304
Westpac Banking Corp.	3,187	71,361
Woodside Petroleum Ltd.	4,096	172,611
Woolworths Ltd.	3,723	110,094
WorleyParsons Ltd.	1,661	50,211

(Cost $2,190,692)		3,267,719
Austria 0.5%
Erste Group Bank AG (a)	4,007	191,038
Immofinanz AG* (a)	22,979	88,455
Raiffeisen Bank International AG (a)	1,343	67,276
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,439	76,551

(Cost $244,575)		423,320
Belgium 1.1%
Ageas	42,133	86,478
Anheuser-Busch InBev NV	4,153	239,359
Colruyt SA	494	24,011
Delhaize Group	688	49,366
Groupe Bruxelles Lambert SA (a)	1,396	117,517
KBC Groep NV (a)	2,657	93,370
Solvay SA (a)	1,280	192,596
Umicore SA	2,459	125,190

(Cost $638,439)		927,887
Bermuda 0.1%
Seadrill Ltd. (Cost $34,696)	3,315	115,255
Canada 11.4%
Agnico-Eagle Mines Ltd.	600	33,371
Alimentation Couche-Tard, Inc. "B"	3,800	119,912
Bank of Montreal	1,400	87,961
Bank of Nova Scotia	2,600	147,436
Barrick Gold Corp. (a)	2,600	123,952
BCE, Inc. (a)	6,900	263,304
Bell Aliant, Inc.	2,400	69,580
Bombardier, Inc. "B"	21,700	131,274
Brookfield Asset Management, Inc. "A"	1,600	50,406
CAE, Inc.	3,800	49,715
Canadian Imperial Bank of Commerce	1,000	76,383
Canadian National Railway Co. (a)	6,800	509,867
Canadian Natural Resources Ltd.	1,900	76,720
Canadian Pacific Railway Ltd.	2,600	166,022
Canadian Tire Corp., Ltd. "A"	1,800	110,059
Canadian Utilities Ltd. "A"	6,600	389,458
Cenovus Energy, Inc.	1,800	69,197
CGI Group, Inc. "A"*	12,500	268,722
Empire Co., Ltd. "A"	900	54,596
EnCana Corp.	1,700	49,873
Finning International, Inc.	2,700	77,429
First Quantum Minerals Ltd. (a)	200	27,727
Fortis, Inc.	13,200	437,398
George Weston Ltd.	1,500	104,087
Gildan Activewear, Inc.	2,700	80,934
Goldcorp, Inc.	2,200	105,205
Imperial Oil Ltd.	1,100	48,354
Kinross Gold Corp.	3,300	53,880
Loblaw Companies Ltd.	3,100	119,918
Magna International, Inc. "A"	4,968	242,303
Manulife Financial Corp.	5,000	79,439
Metro, Inc. "A"	2,900	143,778
National Bank of Canada	500	38,751
Open Text Corp.* (a)	3,100	209,241
Potash Corp. of Saskatchewan, Inc. (a)	2,102	121,324
Research In Motion Ltd.*	23,400	586,072
Ritchie Bros. Auctioneers, Inc. (a)	1,700	46,688
Rogers Communications, Inc. "B" (a)	12,000	458,172
Royal Bank of Canada	3,500	188,288
Saputo, Inc.	4,100	192,030
Shaw Communications, Inc. "B"	8,400	189,724
Shoppers Drug Mart Corp.	6,300	264,541
Silver Wheaton Corp.	900	32,413
SNC-Lavalin Group, Inc.	2,300	130,015
Sun Life Financial, Inc.	1,800	49,755
Suncor Energy, Inc.	2,432	93,212
Talisman Energy, Inc.	1,600	29,138
Teck Resources Ltd. "B"	1,400	69,366
Telus Corp.	1,700	93,572
Telus Corp. (Non-Voting Shares) (a)	4,300	226,600
Thomson Reuters Corp. (b)	6,300	216,671
Thomson Reuters Corp. (b)	1,660	57,154
Tim Hortons, Inc.	3,900	187,153
Toronto-Dominion Bank	2,300	184,130
TransAlta Corp.	15,900	351,632
Valeant Pharmaceuticals International, Inc.	21,100	1,161,389
Viterra, Inc. (a)	10,900	123,437
Yamana Gold, Inc.	4,100	53,382
Yellow Media, Inc. (a)	12,500	27,212

(Cost $8,679,902)		9,749,322
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $105,645)	23,780	52,082
Denmark 2.4%
A P Moller-Maersk AS "A"	8	58,915
A P Moller-Maersk AS "B" (a)	16	122,280
Carlsberg AS "B"	5,104	501,879
Coloplast AS "B" (a)	217	33,320
Danske Bank AS*	15,957	308,917
DSV AS	2,944	65,152
Novo Nordisk AS "B"	6,822	835,349
Tryg AS	1,039	56,775
Vestas Wind Systems AS* (a)	2,490	54,435

(Cost $1,501,743)		2,037,022
Finland 2.9%
Fortum Oyj	13,126	346,487
Kone Oyj "B" (a)	2,231	129,383
Metso Corp. (a)	1,888	92,069
Nokia Oyj (a)	57,500	332,737
Outokumpu Oyj	8,300	88,338
Pohjola Bank PLC (a)	5,629	68,361
Rautaruukki Oyj	5,309	107,917
Sampo Oyj "A"	10,874	330,649
Stora Enso Oyj "R" (a)	38,699	331,928
UPM-Kymmene Oyj (a)	34,617	539,875
Wartsila Oyj (a)	2,523	72,368

(Cost $2,215,532)		2,440,112
France 6.6%
Air Liquide SA (a)	1,579	216,385
Alcatel-Lucent* (a)	23,601	95,077
Atos Origin SA (a)	863	47,412
AXA SA	3,294	61,426
BNP Paribas	1,767	114,237
Bouygues SA (a)	860	32,407
Cap Gemini	1,646	80,769
Carrefour SA (a)	4,963	145,670
Casino Guichard-Perrachon SA	810	73,716
Compagnie de Saint-Gobain (a)	834	48,023
Credit Agricole SA (a)	2,043	25,002
DANONE SA (a)	4,943	351,709
Dassault Systemes SA (a)	1,104	97,116
Electricite de France	2,373	90,073
Essilor International SA (a)	3,271	262,119
France Telecom SA	35,467	732,478
GDF Suez	12,724	414,920
Iliad SA (a)	569	72,904
L'Oreal SA (a)	1,980	237,505
Lafarge SA (a)	1,293	69,003
LVMH Moet Hennessy Louis Vuitton SA	489	89,249
Neopost SA	656	52,300
Pernod Ricard SA	1,835	181,284
Sanofi	16,168	1,255,092
Schneider Electric SA (a)	491	70,756
Societe Generale	1,324	65,326
Suez Environnement Co.	2,266	41,909
Total SA (a)	6,869	370,238
Unibail-Rodamco SE (REIT) (a)	350	77,921
Veolia Environnement (a)	2,694	60,826
Vinci SA (a)	548	31,663
Vivendi	3,208	76,500

(Cost $4,608,105)		5,641,015
Germany 6.0%
Adidas AG	1,555	115,547
Allianz SE (Registered)	1,635	213,797
BASF SE (a)	1,815	164,768
Bayer AG (Registered) (a)	7,033	565,006
Bayerische Motoren Werke (BMW) AG	2,610	261,694
Beiersdorf AG	2,832	182,658
Commerzbank AG*	10,367	39,380
Continental AG* (a)	708	70,679
Daimler AG (Registered) (a)	6,959	506,304
Deutsche Boerse AG*	774	57,111
Deutsche Post AG (Registered)	2,891	51,098
Deutsche Telekom AG (Registered)	54,062	841,915
E.ON AG	8,122	224,198
Fresenius Medical Care AG & Co. KGaA (a)	1,398	107,226
Fresenius SE & Co. KGaA	721	77,203
Henkel AG & Co. KGaA	3,838	209,032
Infineon Technologies AG (a)	6,361	63,812
K+S AG	460	36,834
Kabel Deutschland Holding AG* (a)	612	34,510
Linde AG	386	69,292
Merck KGaA	516	55,146
Metro AG (a)	3,665	202,863
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	782	115,760
RWE AG	1,974	103,596
SAP AG	6,658	417,319
Siemens AG (Registered)	1,714	220,011
Suedzucker AG (a)	2,367	83,530
ThyssenKrupp AG	816	36,145
Volkswagen AG	256	46,962

(Cost $3,732,128)		5,173,396
Greece 0.3%
Alpha Bank A.E.*	14,983	65,861
EFG Eurobank Ergasias*	8,753	34,147
National Bank of Greece SA*	26,876	182,152

(Cost $473,752)		282,160
Hong Kong 2.7%
AIA Group Ltd.	23,000	84,362
Cathay Pacific Airways Ltd.	26,000	60,182
Cheung Kong (Holdings) Ltd.	4,000	60,918
Cheung Kong Infrastructure Holdings Ltd.	8,000	45,936
CLP Holdings Ltd.	26,000	240,474
Esprit Holdings Ltd.	14,500	42,262
Genting Singapore PLC* (a)	186,000	292,602
Hang Seng Bank Ltd.	3,800	59,750
Hong Kong & China Gas Co., Ltd. (a)	79,529	195,196
Hong Kong Exchanges & Clearing Ltd. (a)	4,200	86,516
Hutchison Whampoa Ltd.	33,000	383,645
Li & Fung Ltd.	46,000	76,753
MTR Corp., Ltd.	34,500	116,899
Noble Group Ltd.	40,181	62,180
NWS Holdings Ltd.	23,500	34,314
Power Assets Holdings Ltd.	21,500	178,747
Shangri-La Asia Ltd. (a)	20,000	51,521
SJM Holdings Ltd.	16,000	40,499
Sun Hung Kai Properties Ltd.	6,000	91,100
Swire Pacific Ltd. "A"	4,000	56,398
Yue Yuen Industrial (Holdings) Ltd. (a)	11,500	36,892

(Cost $1,529,956)		2,297,146
Ireland 1.5%
CRH PLC (b)	28,278	551,290
CRH PLC (b)	33,702	659,179
Experian PLC	6,043	79,227

(Cost $1,237,888)		1,289,696
Italy 3.1%
Assicurazioni Generali SpA (a)	4,657	88,167
Atlantia SpA	6,394	118,093
Enel Green Power SpA (a)	17,769	44,238
Enel SpA	72,483	416,139
Eni SpA	13,010	282,075
Fiat Industrial SpA*	10,249	135,336
Fiat SpA (a)	15,011	147,580
Finmeccanica SpA	7,953	60,963
Intesa Sanpaolo	33,805	78,045
Luxottica Group SpA (a)	3,194	101,350
Mediaset SpA (a)	17,879	76,499
Pirelli & C. SpA	4,400	45,549
Prysmian SpA (a)	3,756	69,348
Saipem SpA	1,861	96,693
Snam Rete Gas SpA	6,936	40,045
Telecom Italia SpA	376,714	472,862
Telecom Italia SpA (RSP)	249,211	266,612
Terna - Rete Elettrica Nationale SpA	7,834	35,453
UBI Banca - Unione di Banche Italiane ScpA	5,181	24,798
UniCredit SpA	42,456	75,426

(Cost $2,529,538)		2,675,271
Japan 13.4%
AEON Co., Ltd. (a)	11,500	144,912
Ajinomoto Co., Inc.	12,000	148,567
Alfresa Holdings Corp. (a)	900	36,858
Asahi Breweries Ltd.	6,300	133,391
Asahi Kasei Corp.	6,000	42,424
Astellas Pharma, Inc.	5,300	206,076
Bridgestone Corp.	2,200	54,803
Canon, Inc.	1,850	89,967
Central Japan Railway Co.	4	34,530
Chubu Electric Power Co., Inc.	15,200	261,560
Chugai Pharmaceutical Co., Ltd. (a)	4,000	71,013
Chugoku Electric Power Co., Inc.	6,600	106,887
Dai-ichi Life Insurance Co., Ltd. (a)	38	53,760
Daiichi Sankyo Co., Ltd.	8,800	181,933
Denso Corp.	2,300	82,006
East Japan Railway Co.	698	43,848
Eisai Co., Ltd.	3,300	134,073
Electric Power Development Co., Ltd.	2,500	65,906
FamilyMart Co., Ltd.	1,300	49,067
FANUC Corp.	300	56,832
FUJIFILM Holdings Corp.	2,100	63,564
Hisamitsu Pharmaceutical Co., Inc. (a)	1,400	61,119
Hitachi Ltd. (a)	9,000	55,915
Hokkaido Electric Power Co., Inc.	4,200	64,660
Hokuriku Electric Power Co.	3,800	68,308
Honda Motor Co., Ltd.	5,000	199,667
HOYA Corp.	2,000	48,650
Idemitsu Kosan Co., Ltd. (a)	400	46,398
INPEX Corp.	23	178,531
Japan Tobacco, Inc.	61	277,713
JFE Holdings, Inc.	2,200	59,930
JX Holdings, Inc.	24,690	178,340
Kansai Electric Power Co., Inc.	16,400	277,308
Kao Corp.	8,200	232,075
KDDI Corp.	45	334,819
Keyence Corp.	100	28,241
Kikkoman Corp.	5,000	55,327
Kirin Holdings Co., Ltd.	13,000	191,305
Komatsu Ltd.	1,300	40,561
Kyocera Corp.	500	53,498
Kyowa Hakko Kirin Co., Ltd.	6,000	64,063
Kyushu Electric Power Co., Inc.	8,900	140,688
Lawson, Inc. (a)	1,300	70,308
Medipal Holdings Corp.	3,700	34,966
MEIJI Holdings Co., Ltd.	800	35,136
Mitsubishi Chemical Holdings Corp.	6,000	46,926
Mitsubishi Corp.	2,200	59,051
Mitsubishi Electric Corp.	3,000	35,424
Mitsubishi Estate Co., Ltd.	6,000	107,737
Mitsubishi Tanabe Pharma Corp.	2,600	47,109
Mitsubishi UFJ Financial Group, Inc.	50,900	258,758
Mitsui & Co., Ltd.	3,000	56,608
Mitsui Fudosan Co., Ltd.	5,000	95,260
Mitsui O.S.K Lines Ltd.	10,000	52,543
Mizuho Financial Group, Inc.	80,600	132,752
MS&AD Insurance Group Holdings, Inc.	3,100	77,920
Murata Manufacturing Co., Ltd.	500	32,533
Nintendo Co., Ltd. (a)	200	31,890
Nippon Meat Packers, Inc.	4,000	55,779
Nippon Steel Corp. (a)	20,000	67,461
Nippon Telegraph & Telephone Corp.	7,505	370,791
Nissan Motor Co., Ltd.	7,400	79,183
Nisshin Seifun Group, Inc.	3,500	44,727
Nissin Foods Holdings Co., Ltd. (a)	1,200	45,725
Nitto Denko Corp.	700	33,759
NKSJ Holdings, Inc.	10,000	66,346
Nomura Holdings, Inc. (a)	16,700	81,452
NTT DoCoMo, Inc.	236	433,447
Olympus Corp. (a)	3,300	117,457
Ono Pharmaceutical Co., Ltd.	1,400	78,343
ORIX Corp. (a)	510	55,165
Osaka Gas Co., Ltd.	34,000	134,625
Otsuka Holdings KK	2,200	60,743
Panasonic Corp.	4,700	55,921
Santen Pharmaceutical Co., Ltd.	1,400	56,342
Seven & I Holdings Co., Ltd.	11,100	316,154
Sharp Corp.	3,000	27,676
Shikoku Electric Power Co., Inc.	4,200	92,017
Shin-Etsu Chemical Co., Ltd.	1,500	81,040
Shionogi & Co., Ltd.	5,400	93,329
Shiseido Co., Ltd.	5,900	113,342
Softbank Corp. (a)	13,200	515,140
Sony Corp.	2,100	53,022
Sumitomo Chemical Co., Ltd.	10,000	50,852
Sumitomo Corp.	3,800	53,814
Sumitomo Electric Industries Ltd.	3,000	44,903
Sumitomo Mitsui Financial Group, Inc.	6,100	192,574
Sumitomo Realty & Development Co., Ltd. (a)	2,000	49,440
Suzuken Co., Ltd.	1,500	37,659
Takeda Pharmaceutical Co., Ltd.	9,200	439,586
Terumo Corp.	2,400	135,204
Toho Gas Co., Ltd.	9,000	49,305
Tohoku Electric Power Co., Inc.	10,100	130,518
Tokio Marine Holdings, Inc.	3,600	106,225
Tokyo Electric Power Co., Inc. (a)	32,000	176,223
Tokyo Gas Co., Ltd.	54,000	257,608
TonenGeneral Sekiyu K.K. (a)	4,000	50,260
Toray Industries, Inc. (a)	6,000	46,625
Toshiba Corp.	8,000	41,699
Toyo Suisan Kaisha Ltd.	2,000	49,497
Toyota Motor Corp.	8,200	335,607
Tsumura & Co.	1,500	49,131
Unicharm Corp. (a)	1,800	81,303
Yakult Honsha Co., Ltd. (a)	2,100	60,117
Yamazaki Baking Co., Ltd.	3,000	41,435

(Cost $10,025,719)		11,502,585
Luxembourg 0.4%
ArcelorMittal	4,368	135,768
Millicom International Cellular SA (SDR) (a)	1,219	145,886
Tenaris SA	3,102	68,409

(Cost $198,617)		350,063
Macau 0.1%
Sands China Ltd.*	22,000	66,471
Wynn Macau Ltd. (a)	12,800	44,812

(Cost $50,497)		111,283
Netherlands 6.4%
AEGON NV* (a)	14,094	80,550
Akzo Nobel NV	2,840	172,964
ASML Holding NV (a)	33,924	1,206,127
Fugro NV (CVA)	2,572	197,862
Heineken Holding NV (a)	1,828	92,743
Heineken NV	3,354	198,219
ING Groep NV (CVA)*	24,018	256,947
Koninklijke (Royal) KPN NV (a)	54,577	779,046
Koninklijke Ahold NV (a)	15,927	211,881
Koninklijke Boskalis Westminster NV	594	24,949
Koninklijke DSM NV	1,968	111,373
Koninklijke Philips Electronics NV	7,199	179,288
PostNL NV	2,723	21,210
Randstad Holding NV (a)	1,101	49,401
Reed Elsevier NV	39,261	522,213
Royal Dutch Shell PLC "A"	4,110	149,757
Royal Dutch Shell PLC "B"	3,375	123,252
SBM Offshore NV	6,610	158,705
TNT Express NV	3,072	31,120
Unilever NV (CVA)	17,996	585,163
Wolters Kluwer NV (a)	16,429	340,005

(Cost $4,468,613)		5,492,775
Norway 1.7%
Aker Solutions ASA	2,106	36,827
DnB NOR ASA (a)	18,966	275,326
Kvaerner ASA* (a)	2,106	4,475
Norsk Hydro ASA (a)	23,788	168,706
Statoil ASA	9,895	242,195
Telenor ASA	31,053	517,775
Yara International ASA (a)	4,390	249,698

(Cost $757,379)		1,495,002
Portugal 0.7%
EDP - Energias de Portugal SA (Cost $580,604)	169,904	588,381
Singapore 2.8%
CapitaLand Ltd. (a)	20,000	48,019
ComfortDelGro Corp., Ltd.	60,000	71,369
DBS Group Holdings Ltd.	14,000	180,129
Fraser & Neave Ltd.	9,000	44,747
Golden Agri-Resources Ltd.	173,000	104,808
Hutchison Port Holdings Trust (Units)	51,000	38,690
Jardine Cycle & Carriage Ltd.	3,000	120,244
Keppel Corp., Ltd.	19,800	181,543
Olam International Ltd.	34,000	74,288
Oversea-Chinese Banking Corp., Ltd.	21,000	173,072
SembCorp Marine Ltd.	12,000	53,670
Singapore Airlines Ltd.	8,000	94,167
Singapore Exchange Ltd. (a)	9,000	55,677
Singapore Press Holdings Ltd.	54,000	176,473
Singapore Technologies Engineering Ltd.	26,000	65,106
Singapore Telecommunications Ltd.	197,000	547,711
United Overseas Bank Ltd.	7,000	118,925
Wilmar International Ltd.	50,000	243,995

(Cost $1,550,778)		2,392,633
Spain 3.4%
Abertis Infraestructuras SA (a)	6,291	115,433
ACS, Actividades de Construccion y Servicios SA (a)	2,323	97,900
Banco Bilbao Vizcaya Argentaria SA (a)	10,748	112,441
Banco Santander SA (a)	20,621	215,183
Distribuidora Internacional de Alimentacion SA* (a)	4,963	21,037
EDP Renovaveis SA*	19,297	124,662
Enagas (a)	3,019	68,655
Ferrovial SA (a)	6,672	84,843
Gas Natural SDG SA (a)	2,866	57,542
Iberdrola SA (a)	47,278	383,365
Industria de Diseno Textil SA	3,291	297,181
Mediaset Espana Comunicacion SA (a)	2,396	22,384
Red Electrica Corporacion SA (a)	637	34,684
Repsol YPF SA	13,259	416,641
Telefonica SA (a)	34,909	778,819
Zardoya Otis SA (a)	3,165	45,732

(Cost $2,277,505)		2,876,502
Sweden 2.4%
Assa Abloy AB "B" (a)	1,597	40,942
Atlas Copco AB "A"	2,382	56,020
Boliden AB	5,502	94,804
Electrolux AB "B" (a)	2,224	41,933
Hennes & Mauritz AB "B" (a)	6,564	223,742
Holmen AB "B" (a)	1,457	42,326
Husqvarna AB "B" (a)	5,434	31,415
Modern Times Group "B" (a)	534	36,179
Nordea Bank AB (a)	8,547	90,653
Sandvik AB (a)	3,558	56,540
Scania AB "B" (a)	1,671	32,391
Skandinaviska Enskilda Banken AB "A"	7,816	59,377
Skanska AB "B" (a)	2,292	37,200
SKF AB "B" (a)	1,471	38,594
SSAB AB "A"	3,185	42,662
Svenska Cellulosa AB "B" (a)	10,968	159,426
Svenska Handelsbanken AB "A"	2,305	72,280
Swedbank AB "A"	2,098	36,718
Tele2 AB "B" (a)	4,894	103,904
Telefonaktiebolaget LM Ericsson "B" (a)	38,115	476,866
TeliaSonera AB (a)	31,497	240,328
Volvo AB "B"	4,497	72,325

(Cost $1,400,457)		2,086,625
Switzerland 7.1%
ABB Ltd. (Registered)* (a)	7,555	180,642
Actelion Ltd. (Registered)* (a)	838	42,583
Adecco SA (Registered)* (a)	796	47,714
Aryzta AG (a)	834	45,580
Compagnie Financiere Richemont SA "A"	3,393	218,199
Credit Suisse Group AG (Registered)*	2,351	84,642
Geberit AG (Registered)* (a)	225	53,025
Givaudan SA (Registered)* (a)	57	62,265
Holcim Ltd. (Registered)*	1,511	102,555
Nestle SA (Registered) (a)	22,543	1,434,054
Novartis AG (Registered) (a)	11,636	713,317
Roche Holding AG (Genusschein)	3,818	684,366
SGS SA (Registered) (a)	34	65,893
Sika AG (Bearer) (a)	17	39,738
Sonova Holding AG (Registered)*	361	33,905
STMicroelectronics NV (a)	7,559	59,320
Swatch Group AG (Bearer)	222	120,022
Swatch Group AG (Registered)	466	43,268
Swiss Re Ltd.* (a)	1,017	56,808
Swisscom AG (Registered)	3,124	1,498,563
Syngenta AG (Registered)* (a)	493	157,229
UBS AG (Registered)*	6,006	99,192
Wolseley PLC	1,358	40,177
Xstrata PLC	3,542	74,423
Zurich Financial Services AG*	437	103,710

(Cost $3,330,227)		6,061,190
United Kingdom 7.3%
Anglo American PLC	2,015	94,958
ARM Holdings PLC	29,408	281,981
AstraZeneca PLC	9,698	471,212
Autonomy Corp. PLC*	5,100	139,866
BAE Systems PLC	12,780	63,414
Barclays PLC	14,664	53,431
BG Group PLC	3,545	83,385
BHP Billiton PLC	3,343	125,601
BP PLC	19,768	148,602
British American Tobacco PLC	4,422	203,803
British Sky Broadcasting Group PLC	5,892	68,834
BT Group PLC	48,907	160,282
Capita Group PLC	2,985	35,040
Centrica PLC	48,295	241,840
Compass Group PLC	8,844	82,943
Diageo PLC	4,451	90,497
GlaxoSmithKline PLC	36,239	808,649
HSBC Holdings PLC	15,258	149,022
Imperial Tobacco Group PLC	1,958	67,787
Inmarsat PLC	4,081	36,148
International Consolidated Airlines Group SA* (a)	15,394	59,702
International Power PLC	12,345	61,670
Kingfisher PLC	10,702	44,146
Marks & Spencer Group PLC	7,264	41,090
National Grid PLC	31,538	309,375
Next PLC (a)	1,013	39,323
Pearson PLC	2,403	46,078
Reckitt Benckiser Group PLC	1,270	71,764
Reed Elsevier PLC (a)	3,160	28,599
Rio Tinto PLC	2,110	147,295
Rolls-Royce Holdings PLC*	7,885	83,996
SABMiller PLC	2,186	81,580
Scottish & Southern Energy PLC (a)	8,522	182,223
Severn Trent PLC	3,041	70,921
Shire PLC	4,779	165,506
Smith & Nephew PLC	8,325	87,329
Smiths Group PLC	1,780	32,993
Standard Chartered PLC	2,621	66,637
Subsea 7 SA* (a)	1,487	39,108
Tesco PLC	15,950	99,997
The Sage Group PLC	26,978	120,889
Unilever PLC	1,703	54,413
United Utilities Group PLC	7,244	69,699
Vodafone Group PLC	249,710	703,678
William Morrison Supermarkets PLC	11,099	52,769
WPP PLC	5,735	64,741

(Cost $4,235,260)		6,232,816

Total Common Stocks (Cost $58,598,247)		75,561,258
Preferred Stocks 0.8%
Germany
Bayerische Motoren Werke (BMW) AG	702	44,236
Henkel AG & Co. KGaA (a)	5,019	338,901
Porsche Automobil Holding SE	1,239	95,184
Volkswagen AG	1,131	225,995

Total Preferred Stocks (Cost $412,908)		704,316
Exchanged-Traded Funds 10.1%
Emerging Markets
iShares MSCI Emerging Markets Index Fund	91,300	4,304,795
Vanguard MSCI Emerging Markets Fund	89,950	4,349,982

Total Exchange-Traded Funds (Cost $6,751,140)		8,654,777
Securities Lending Collateral 24.3%
Daily Assets Fund Institutional, 0.13% (c) (d) (Cost $20,858,913)	20,858,913	20,858,913
Cash Equivalents 0.8%
Central Cash Management Fund, 0.12% (c) (Cost $648,936)	648,936	648,936

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $87,270,144) †	124.2	106,428,200
Other Assets and Liabilities, Net	(24.2)	(20,720,666)

Net Assets	100.0	85,707,534

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $88,470,524.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $17,957,676.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,660,343 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,702,667.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $19,770,304 which is 23.1% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	9/15/2011	1	120,214	(5,685)
Euro Stoxx 50 Index	EUR	9/16/2011	24	922,144	(39,314)
FTSE 100 Index	GBP	9/16/2011	2	189,899	197
Nikkei 225 Index	USD	9/8/2011	5	245,750	8,250
S&P TSX 60 Index	CAD	9/15/2011	1	153,268	(1,953)
Total net unrealized depreciation					(38,505)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At July 31, 2011 the DWS Diversified International Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	10,987,319	14.4%
Consumer Staples	10,083,907	13.2%
Health Care	9,585,472	12.6%
Financials	8,281,428	10.9%
Utilities	8,047,733	10.5%
Consumer Discretionary	7,525,902	9.9%
Materials	6,579,814	8.6%
Industrials	6,411,901	8.4%
Information Technology	4,981,583	6.5%
Energy	3,780,515	5.0%
Total	76,265,574	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investment(e)
Australia	$—	$3,267,719	$—	$3,267,719
Austria	—	423,320	—	423,320
Belgium	—	927,887	—	927,887
Bermuda	—	115,255	—	115,255
Canada	9,692,168	57,154	—	9,749,322
Cyprus	—	52,082	—	52,082
Denmark	—	2,037,022	—	2,037,022
Finland	—	2,440,112	—	2,440,112
France	—	5,641,015	—	5,641,015
Germany	—	5,877,712	—	5,877,712
Greece	—	282,160	—	282,160
Hong Kong	—	2,297,146	—	2,297,146
Ireland	—	1,289,696	—	1,289,696
Italy	—	2,675,271	—	2,675,271
Japan	—	11,502,585	—	11,502,585
Luxembourg	—	350,063	—	350,063
Macau	—	111,283	—	111,283
Netherlands	—	5,492,775	—	5,492,775
Norway	—	1,495,002	—	1,495,002
Portugal	—	588,381	—	588,381
Singapore	—	2,392,633	—	2,392,633
Spain	—	2,876,502	—	2,876,502
Sweden	—	2,086,625	—	2,086,625
Switzerland	—	6,061,190	—	6,061,190
United Kingdom	—	6,232,816		6,232,816
Exchange-Traded Funds	8,654,777	—	—	8,654,777
Short-Term Investments(e)	21,507,849	—	—	21,507,849
Derivatives(f)	8,447	—	—	8,447
Total	$39,863,241	$66,573,406	$—	$106,436,647
Liabilities
Derivatives(f)	$(46,952)	$—	$—	$(46,952)
Total	$(46,952)	$—	$—	$(46,952)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
United Kingdom
Balance as of October 31, 2010	$1,531
Realized gains (loss)	(7)
Change in unrealized appreciation (depreciation)	(17)
Amortization premium/discount	—
Net purchase (sales)	(1,507)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2011	$—
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2011	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(38,505)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011